Goodwill and Intangible Assets - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 38,058	$ 43,690
Goodwill, Period Increase (Decrease)	(5,632)
Teekay LNG | Liquefied Gas Segment
Goodwill [Line Items]
Goodwill	35,631	35,631
Teekay Tankers | Conventional Tanker Segment
Goodwill [Line Items]
Goodwill	2,427	$ 8,059
Goodwill, Period Increase (Decrease)	$ (5,632)